Trade and other payables - Supplier Financing Arrangements (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Trade And Other Payables [Line Items]
Trade payables	£ 1,814	£ 1,709
Amounts available for financing reported within trade payables
Trade And Other Payables [Line Items]
Trade payables	296	180
Amounts available for financing reported within trade payables | Leaf payables
Trade And Other Payables [Line Items]
Trade payables	188	90
Amounts available for financing reported within trade payables | Other payables
Trade And Other Payables [Line Items]
Trade payables	108	90
Amounts accepted by financial institutions for early financing
Trade And Other Payables [Line Items]
Trade payables	287	179
Amounts accepted by financial institutions for early financing | Leaf payables
Trade And Other Payables [Line Items]
Trade payables	182	90
Amounts accepted by financial institutions for early financing | Other payables
Trade And Other Payables [Line Items]
Trade payables	105	89
Amounts for which suppliers have received payment
Trade And Other Payables [Line Items]
Trade payables	274	157
Amounts for which suppliers have received payment | Leaf payables
Trade And Other Payables [Line Items]
Trade payables	180	84
Amounts for which suppliers have received payment | Other payables
Trade And Other Payables [Line Items]
Trade payables	£ 94	£ 73